CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 319,538	$ 83,130
Restricted cash transferable to customers for processing activity	91,965	60,299
Short-term bank deposits	1,171	9,327
Receivables in respect of processing activity	47,865	45,071
Trade receivable, net	103,975	55,694
Inventory	28,594	19,768
Other current assets	27,056	14,368
Total current assets	620,164	287,657
NON-CURRENT ASSETS:
Long-term bank deposits	211	2,155
Other long-term assets	8,596	4,253
Investment in associates	0	3,754
Right-of-use assets, net	8,911	6,292
Property and equipment, net	20,362	11,112
Goodwill and intangible assets, net	190,493	117,670
Deferred income tax assets	3,901	0
Total non-current assets	232,474	145,236
TOTAL ASSETS	852,638	432,893
CURRENT LIABILITIES:
Short-term bank credit and short term loan	0	25,276
Current maturities of long-term bank loans	3,220	3,978
Current maturities of other long-term liabilities	5,538	1,353
Current maturities of leases liabilities	3,474	2,967
Payables in respect of processing activity	180,795	130,958
Trade payables	29,370	21,059
Other payables	52,021	33,887
Total current liabilities	274,418	219,478
NON-CURRENT LIABILITIES:
Long-term bank loans	10,465	18,605
Other long-term liabilities	9,329	21,213
Debentures	314,064	0
Lease liabilities	6,402	4,078
Deferred income taxes	6,945	4,274
Total non-current liabilities	347,205	48,170
TOTAL LIABILITIES	621,623	267,648
Shareholders Equity:
Share capital	9	9
Additional paid in capital	242,759	220,715
Capital reserves	7,882	7,832
Accumulated deficit	(19,635)	(63,311)
TOTAL EQUITY	231,015	165,245
TOTAL LIABILITIES AND EQUITY	$ 852,638	$ 432,893